Financial Risk Management - Additional Information (Detail) ₺ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)
Statement [line items]
Guarantees outstanding | ₺		₺ 2,171,281	₺ 3,323,318
Demand deposits | ₺		₺ 975,753	₺ 632,022
Floating rate debt [member]
Statement [line items]
Nominal amount	$ 367,787
Borrowings interest rate basis	6-month USD LIBOR
Floating rate debt [member] | Currency swap contracts [member]
Statement [line items]
Nominal amount	$ 431,359
Floating rate debt [member] | Currency swap contracts [member] | Cash flow hedges [member]
Statement [line items]
Nominal amount	$ 276,069